Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended		153 Months Ended		176 Months Ended		199 Months Ended	221 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Arrow DWA Tactical: Balanced Fund | Morningstar Global Flexible Allocation EW Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.79%	3.73%	3.84%	[2],[3]	3.97%	[2]				3.81% [3]
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(0.31%)	3.90%	2.91%							4.09%
Performance Inception Date		Aug. 07, 2006
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.34%)	2.18%	1.49%							3.08%
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.16%)	2.52%	1.90%							3.05%
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.06%	4.39%	2.76%							3.65%
Performance Inception Date		Aug. 07, 2006
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.12%	5.42%	3.79%		4.52%
Performance Inception Date		Mar. 21, 2012
Arrow DWA Tactical: Macro Fund | Barclay Global Macro Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.18%	7.67%	4.79%	[4],[5]	4.36%	[4]			3.93% [5]
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.40%	5.70%	4.56%						3.87%
Performance Inception Date		May 30, 2008
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	3.42%	2.60%						2.55%
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.79%	3.70%	2.92%						2.63%
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		11.90%	6.13%	4.38%						3.45%
Performance Inception Date		May 30, 2008
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.07%	7.21%	5.44%		6.88%
Performance Inception Date		Mar. 21, 2012
ARROW MANAGED FUTURES STRATEGY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	25.02%	14.53%	13.10%	[7],[8]	14.00%	[7]	13.68%	[8]
ARROW MANAGED FUTURES STRATEGY FUND | Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	(5.74%)	3.46%	1.32%	[7],[8]	2.11%	[7]	1.89%	[8]
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		0.72%	6.11%	3.34%				1.55%
Performance Inception Date		Apr. 30, 2010
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.72%	2.28%	(0.06%)				(0.79%)
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.43%	3.22%	1.06%				0.16%
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS C SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.91%	6.49%	3.18%				1.20%
Performance Inception Date		Apr. 30, 2010
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		7.12%	7.55%	4.19%		3.03%
Performance Inception Date		Mar. 21, 2012

[1]	The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.
[2]	Since 3/21/12.
[3]	Since 8/07/06.
[4]	Since 3/21/12.
[5]	Since 5/30/08.
[6]	The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.
[7]	Since 3/21/12.
[8]	Since 4/30/10.
[9]	The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.